PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 27, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 27 June 2025:

Total
€ million
Net book value as at 31 December 2024	6,434
Additions	405
Disposals	(8)
Transfers to assets held for sale	(33)
Depreciation expense	(380)
Currency translation adjustments	(219)
Net book value as at 27 June 2025[1]	6,199
[1] The net book value of property, plant and equipment includes right of use assets of €693 million.